UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 12/31/14 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Shares		Value
COMMON STOCKS (67.4%)

	CONSUMER DISCRETIONARY (6.5%)
2,200	AutoZone, Inc. *	$1,179,728
13,800	BorgWarner, Inc.	899,622
29,000	Brinker International, Inc.	1,410,850
8,400	Buffalo Wild Wings, Inc. *	1,391,964
23,200	Dick’s Sporting Goods, Inc.	1,080,192
9,000	Genuine Parts Co.	790,200
4,100	John Wiley & Sons, Inc. Class A	248,419
6,000	Johnson Controls, Inc.	299,580
28,000	LKQ Corp. *	747,320
11,000	Luxottica Group S.p.A. ADR	637,560
10,200	Movado Group, Inc.	425,034
6,200	O’Reilly Automotive, Inc. *	933,720
4,500	Pool Corp.	254,520
9,000	Starbucks Corp.	696,420
28,000	TJX Companies, Inc. (The)	1,488,200
20,800	VF Corp.	1,310,400
26,000	Wolverine World Wide, Inc.	677,560
17,400	Yum! Brands, Inc.	1,412,880
		15,884,169

	CONSUMER STAPLES (8.5%)
3,500	Boston Beer Co., Inc. (The) Class A *	782,320
38,000	BRF S.A. ADR	923,780
3,300	British American Tobacco PLC ADR	392,964
2,000	Brown-Forman Corp. Class B	188,340
6,000	Bunge Ltd.	453,840
11,000	Casey’s General Stores, Inc.	773,190
15,200	Church & Dwight Co., Inc.	1,063,240
7,800	Coca-Cola Femsa, S.A.B. de C.V. ADR (1)	886,236
17,000	Costco Wholesale Corp.	1,957,720
25,000	CVS Caremark Corp.	1,884,250
5,600	Diageo PLC ADR	712,712
9,400	Energizer Holdings, Inc.	1,147,082
50,175	Flowers Foods, Inc.	1,057,689
5,400	Fomento Economico Mexicano S.A.B. de C.V. ADR	505,710
23,000	General Mills, Inc.	1,208,420
18,800	Hormel Foods Corp.	927,780
7,000	Ingredion, Inc.	525,280
4,800	J&J Snack Foods Corp.	451,776
9,400	McCormick & Co., Inc.	672,946
6,400	Nestle SA ADR	497,088
18,000	PepsiCo, Inc.	1,608,120
16,000	Procter & Gamble Co. (The)	1,257,440
19,000	Reynolds American, Inc.	1,146,650
		21,024,573
	ENERGY (3.5%)
12,000	Atwood Oceanics, Inc. *	629,760
3,600	Core Laboratories N.V.	601,416
2,000	Dril-Quip, Inc. *	218,480
15,000	Enbridge, Inc.	712,050
17,000	EQT Corp.	1,817,300

Shares		Value
11,400	FMC Technologies, Inc. *	$696,198
20,000	Noble Energy, Inc.	1,549,200
10,000	Oceaneering International, Inc.	781,300
12,000	ONEOK, Inc.	816,960
3,000	Pioneer Natural Resources Co.	689,430
6,000	Ultrapar Participacoes S.A. ADR	141,600
		8,653,694
	FINANCIALS (6.3%)
10,000	ACE Ltd.	1,037,000
7,600	Affiliated Managers Group, Inc. *	1,561,040
8,300	AFLAC, Inc.	516,675
2,500	Alleghany Corp. *	1,095,300
10,400	American Campus Communities, Inc. REIT	397,696
7,400	American Tower Corp. REIT	665,852
11,700	Arch Capital Group Ltd. *	672,048
5,500	Bank of Nova Scotia	366,300
5,600	BOK Financial Corp.	372,960
14,000	Brown & Brown, Inc.	429,940
7,600	Camden Property Trust REIT	540,740
6,000	Eaton Vance Corp.	226,740
3,600	Enstar Group Ltd. *	542,628
297	Essex Property Trust, Inc. REIT	54,918
2,000	FBL Financial Group, Inc. Class A	92,000
4,000	LTC Properties, Inc. REIT	156,160
10,000	M&T Bank Corp.	1,240,500
9,400	Portfolio Recovery Associates, Inc. *	559,582
10,000	Principal Financial Group, Inc.	504,800
9,600	Prosperity Bancshares, Inc.	600,960
7,500	Prudential Financial, Inc.	665,775
18,800	RLI Corp.	860,664
7,400	Royal Bank of Canada	528,582
10,100	Signature Bank *	1,274,418
10,000	Wells Fargo & Co.	525,600
		15,488,878

	HEALTH CARE (7.3%)
3,600	Akorn, Inc. *	119,700
11,000	Alexion Pharmaceuticals, Inc. *	1,718,750
2,800	Allergan, Inc.	473,816
10,000	Becton, Dickinson & Co.	1,183,000
4,500	Bio-Rad Laboratories, Inc. Class A *	538,695
2,400	Bio-Reference Laboratories, Inc. *	72,528
6,600	C.R. Bard, Inc.	943,866
22,200	Cerner Corp. *	1,145,076
8,800	DENTSPLY International, Inc.	416,680
8,800	Express Scripts Holding Co. *	610,104
12,500	Henry Schein, Inc. *	1,483,375
9,100	IDEXX Laboratories, Inc. *	1,215,487
5,000	Johnson & Johnson	523,100
10,000	McKesson Corp.	1,862,100
24,000	Mednax, Inc. *	1,395,600
6,900	Mettler-Toledo International, Inc. *	1,746,942
10,000	Novo Nordisk A/S ADR	461,900
9,000	ResMed, Inc. (1)	455,670

1

June 30, 2014

Shares		Value
13,300	Thermo Fisher Scientific, Inc.	$1,569,400
		17,935,789

	INDUSTRIALS (22.7%)
14,600	Acuity Brands, Inc.	2,018,450
7,600	Advisory Board Co. (The) *	393,680
22,875	AMETEK, Inc.	1,195,905
18,800	Canadian National Railway Co.	1,222,376
9,600	Canadian Pacific Railway Ltd.	1,738,944
14,400	Carlisle Companies, Inc.	1,247,328
16,000	Chicago Bridge & Iron Co. N.V.	1,091,200
3,300	CLARCOR, Inc.	204,105
5,000	Clean Harbors, Inc. *	321,250
6,000	Copart, Inc. *	215,760
23,400	Danaher Corp.	1,842,282
8,000	Donaldson Co., Inc.	338,560
15,000	Equifax, Inc.	1,088,100
3,300	Esterline Technologies Corp. *	379,896
11,000	Fastenal Co. (1)	544,390
12,800	Flowserve Corp.	951,680
11,800	Franklin Electric Co., Inc.	475,894
21,000	General Dynamics Corp.	2,447,550
2,000	Graco, Inc.	156,160
15,000	Healthcare Services Group, Inc.	441,600
16,187	HEICO Corp.	840,753
26,800	IDEX Corp.	2,163,832
14,200	IHS, Inc. Class A *	1,926,514
13,500	ITT Corp.	649,350
3,000	J.B. Hunt Transport Services, Inc.	221,340
11,400	Kansas City Southern	1,225,614
20,700	Kirby Corp. *	2,424,798
9,000	L-3 Communications Holdings, Inc.	1,086,750
13,200	Lincoln Electric Holdings, Inc.	922,416
6,900	Middleby Corp. (The) *	570,768
6,000	Nordson Corp.	481,140
8,300	Oshkosh Corp.	460,899
18,000	Parker Hannifin Corp.	2,263,140
6,200	Precision Castparts Corp.	1,564,880
40,000	Republic Services, Inc.	1,518,800
6,000	Rockwell Automation, Inc.	750,960
27,400	Rollins, Inc.	822,000
12,200	Roper Industries, Inc.	1,781,322
15,000	Rush Enterprises, Inc. Class A *	520,050
5,000	Ryanair Holdings PLC ADR *	279,000
5,000	Snap-on, Inc.	592,600
13,000	Stericycle, Inc. *	1,539,460
16,800	Teledyne Technologies, Inc. *	1,632,456
31,200	Toro Co. (The)	1,984,320
22,200	Union Pacific Corp.	2,214,450
18,000	United Technologies Corp.	2,078,100
5,100	Valmont Industries, Inc. (1)	774,945
4,800	W.W. Grainger, Inc.	1,220,496
19,400	Wabtec Corp.	1,602,246
26,350	Waste Connections, Inc.	1,279,293
		55,707,802

	INFORMATION TECHNOLOGY (6.1%)
15,000	Accenture PLC Class A	1,212,600
5,000	Alliance Data Systems Corp. *	1,406,250

Shares		Value
10,000	Amphenol Corp. Class A	$963,400
15,000	ANSYS, Inc. *	1,137,300
4,200	Apple, Inc.	390,306
16,000	Automatic Data Processing, Inc.	1,268,480
6,000	Concur Technologies, Inc. *(1)	560,040
11,000	Fidelity National Information Services, Inc.	602,140
18,600	Fiserv, Inc. *	1,121,952
3,200	Global Payments, Inc.	233,120
9,100	j2 Global, Inc.	462,826
18,000	MasterCard, Inc. Class A	1,322,460
4,000	Open Text Corp.	191,760
31,000	Salesforce.com, Inc. *	1,800,480
9,800	Trimble Navigation Ltd. *	362,110
9,300	Ultimate Software Group, Inc. (The) *	1,284,981
7,000	WEX, Inc. *	734,790
		15,054,995
	MATERIALS (4.8%)
6,000	Airgas, Inc.	653,460
7,000	AptarGroup, Inc.	469,070
23,000	Crown Holdings, Inc. *	1,144,480
13,000	Ecolab, Inc.	1,447,420
22,000	FMC Corp.	1,566,180
15,000	Packaging Corp. of America	1,072,350
11,400	Praxair, Inc.	1,514,376
4,000	Rockwood Holdings, Inc.	303,960
8,400	Sigma-Aldrich Corp.	852,432
30,000	Silgan Holdings, Inc.	1,524,600
16,000	Valspar Corp. (The)	1,219,040
		11,767,368
	TELECOMMUNICATION SERVICES (0.4%)
9,000	SBA Communications Corp. Class A *	920,700
	UTILITIES (1.3%)
33,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	353,760
7,800	Cleco Corp.	459,810
4,000	El Paso Electric Co.	160,840
12,000	ITC Holdings Corp.	437,760
9,400	MDU Resources Group, Inc.	329,940
15,000	Questar Corp.	372,000
5,000	Sempra Energy	523,550
2,600	South Jersey Industries, Inc.	157,066
3,000	Southwest Gas Corp.	158,370
4,000	Wisconsin Energy Corp.	187,680
		3,140,776

	TOTAL COMMON STOCKS (Cost $111,708,857) (67.4%)	165,578,744

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
ASSET-BACKED SECURITIES (0.2%)
$194,965	Ford Credit Auto Lease Trust, Series 2013-B, Class A2B, 0.42%, 1/15/16 (2)	$195,032
110,000	Ford Credit Auto Owner Trust, Series 2013-D, Class A3, 0.67%, 4/15/18	110,031
150,000	Honda Auto Receivables Owner Trust, Series 2013-4, Class A3, 0.69%, 9/18/17	150,272

	TOTAL ASSET-BACKED SECURITIES (Cost $455,208) (0.2%)	455,335

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)
210,000	Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.92%, 5/10/45 (2)	225,050
140,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4, 5.47%, 1/12/45 (2)	154,188
150,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	162,702
350,000	Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	381,908
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	250,235
200,000	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.68%, 8/25/45 (2)(3)	207,373
250,000	FREMF Mortgage Trust, Series 2014-K715, Class B, 4.12%, 2/25/46 (2)(3)	261,658
250,000	GNMA, Series 2013-12, Class B, 2.45%, 11/16/52 (2)	236,618
325,000	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (2)	343,372
114,937	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (2)	128,343
227,563	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.17%, 12/12/49	245,731
200,000	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.17%, 12/12/49	215,227
200,000	ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51 (2)	219,672
104,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	105,749
184,766	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.24%, 4/25/45 (2)	187,493

Principal Amount		Value
$150,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.44%, 7/15/46 (2)	$156,850

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,521,978) (1.4%)	3,482,169

CORPORATE BONDS & NOTES (9.4%)

	BASIC MATERIALS (0.5%)
150,000	ArcelorMittal, Senior Unsecured Notes, 5.00%, 2/25/17	158,625
100,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (3)	100,434
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	209,963
100,000	Methanex Corp., Senior Unsecured Notes, 3.25%, 12/15/19	102,386
150,000	Southern Copper Corp., Senior Unsecured Notes, 7.50%, 7/27/35	174,619
150,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19	163,125
250,000	Vale Overseas Ltd., Guaranteed Notes, 5.63%, 9/15/19	281,176
100,000	Vale S.A., Senior Unsecured Notes, 5.63%, 9/11/42	97,970
		1,288,298

	COMMUNICATIONS (1.1%)
250,000	America Movil S.A.B. de C.V., Guaranteed Notes, 5.00%, 3/30/20	277,167
50,000	CenturyLink, Inc., Series P, Senior Unsecured Notes, 7.60%, 9/15/39	50,187
100,000	Comcast Corp., Guaranteed Notes, 6.40%, 3/1/40	128,200
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 4.60%, 2/15/21	272,958
200,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, 11/15/20	213,500
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 6.00%, 11/15/17	227,092
250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 3.50%, 3/1/23	241,877
250,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24 (3)	261,250
150,000	Rogers Communications, Inc., Guaranteed Notes, 5.00%, 3/15/44	156,422
200,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	231,878
250,000	Time Warner, Inc., Guaranteed Notes, 3.15%, 7/15/15	256,895
200,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, 9/15/16	206,149

3

June 30, 2014

Principal Amount		Value
$150,000	Viacom, Inc., Senior Unsecured Notes, 3.88%, 4/1/24	$152,429
		2,676,004

	CONSUMER, CYCLICAL (0.8%)
200,000	CVS Caremark Corp., Senior Unsecured Notes, 6.60%, 3/15/19	235,482
214,000	D.R. Horton, Inc., Guaranteed Notes, 6.50%, 4/15/16	231,655
185,000	Delphi Corp., Guaranteed Notes, 6.13%, 5/15/21	206,756
150,000	Lennar Corp., Series B, Guaranteed Notes, 5.60%, 5/31/15	155,250
150,000	Macy’s Retail Holdings, Inc., Guaranteed Notes, 4.38%, 9/1/23	158,958
150,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (3)	151,061
200,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 7.38%, 11/15/15	217,686
250,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	251,139
250,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Unsecured Notes, 7.75%, 8/15/20	272,500
		1,880,487

	CONSUMER, NON-CYCLICAL (1.1%)
250,000	AbbVie, Inc., Senior Unsecured Notes, 2.00%, 11/6/18	249,691
100,000	ADT Corp. (The), Senior Unsecured Notes, 2.25%, 7/15/17	98,750
150,000	Amgen, Inc., Senior Unsecured Notes, 2.13%, 5/15/17	153,741
250,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.63%, 2/1/44	260,105
200,000	Boston Scientific Corp., Senior Unsecured Notes, 2.65%, 10/1/18	204,447
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	163,014
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	248,438
150,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	153,285
250,000	Express Scripts Holding Co., Guaranteed Notes, 3.50%, 11/15/16	265,447
200,000	HCA, Inc., Senior Secured Notes, 6.50%, 2/15/20	225,000
100,000	Humana, Inc., Senior Unsecured Notes, 3.15%, 12/1/22	98,139
350,000	Kroger Co. (The), Senior Unsecured Notes, 5.15%, 8/1/43	378,101
250,000	Mylan, Inc., Senior Unsecured Notes, 1.35%, 11/29/16	250,416
		2,748,574

	ENERGY (0.9%)
150,000	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.38%, 9/15/17	172,701
100,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17	102,869

Principal Amount		Value
$250,000	Devon Energy Corp., Senior Unsecured Notes, 1.20%, 12/15/16	$250,758
150,000	Ensco PLC, Senior Unsecured Notes, 4.70%, 3/15/21	163,408
300,000	Enterprise Products Operating LLC, Guaranteed Notes, 3.70%, 6/1/15	308,656
100,000	Hess Corp., Senior Unsecured Notes, 5.60%, 2/15/41	116,279
250,000	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 2.65%, 2/1/19	253,023
100,000	Petrobras Global Finance B.V., Guaranteed Notes, 3.11%, 3/17/20 (1)(2)	102,745
100,000	Petrobras Global Finance B.V., Guaranteed Notes, 6.25%, 3/17/24	106,440
65,000	Plains Exploration & Production Co., Guaranteed Notes, 6.88%, 2/15/23	76,050
50,000	Rowan Companies, Inc., Guaranteed Notes, 7.88%, 8/1/19	61,063
150,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	162,512
100,000	Tesoro Corp., Guaranteed Notes, 4.25%, 10/1/17	104,500
50,000	Valero Energy Corp., Guaranteed Notes, 6.63%, 6/15/37	62,127
50,000	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, 3/15/19	52,625
		2,095,756

	FINANCIAL (4.2%)
100,000	Aircastle Ltd., Senior Unsecured Notes, 4.63%, 12/15/18	103,000
250,000	Ally Financial, Inc., Guaranteed Notes, 4.63%, 6/26/15	258,125
150,000	American Express Co., Senior Unsecured Notes, 0.82%, 5/22/18 (2)	151,121
250,000	American Honda Finance Corp., Senior Unsecured Notes, 2.13%, 2/28/17 (3)	256,471
250,000	American International Group, Inc., Senior Unsecured Notes, 3.38%, 8/15/20	259,783
150,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (3)	153,959
150,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	165,375
200,000	Bank of America Corp., Senior Unsecured Notes, 4.00%, 4/1/24	204,106
200,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	226,707
100,000	Bank of China Hong Kong Ltd., Senior Unsecured Notes, 3.75%, 11/8/16 (3)	104,807
250,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	285,355
200,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	202,733
100,000	Branch Banking & Trust Co., Senior Unsecured Notes, 1.05%, 12/1/16	100,243
100,000	CIT Group, Inc., Senior Unsecured Notes, 4.25%, 8/15/17	104,313

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$350,000	Citigroup, Inc., Senior Unsecured Notes, 1.70%, 7/25/16	$354,600
100,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	104,305
100,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	102,915
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Guaranteed Notes, 3.95%, 11/9/22	254,157
250,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (3)	252,232
100,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21 (1)	107,423
150,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	156,039
100,000	First Horizon National Corp., Senior Unsecured Notes, 5.38%, 12/15/15	105,786
200,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	200,081
250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, 1/16/18	255,378
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.00%, 8/11/15 (2)	251,792
500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 3.35%, 10/17/16	527,550
125,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 10/1/16	137,535
125,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	150,379
200,000	Hartford Financial Services Group, Inc. (The), Senior Unsecured Notes, 4.00%, 10/15/17	215,813
182,000	HCP, Inc., Senior Unsecured Notes, 3.15%, 8/1/22	178,478
100,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	104,790
250,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	275,610
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	212,779
150,000	Itau Unibanco Holding S.A., Subordinated Notes, 5.50%, 8/6/22	153,630
100,000	Jefferies Group LLC, Senior Unsecured Notes, 8.50%, 7/15/19	125,000
150,000	Jefferies Group LLC, Senior Unsecured Notes, 6.25%, 1/15/36	156,971
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.15%, 7/5/16	521,174
50,000	Macquarie Bank Ltd., Senior Unsecured Notes, 5.00%, 2/22/17 (3)	54,490
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	536,709
200,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	203,460
250,000	PNC Bank NA, Senior Unsecured Notes, 1.30%, 10/3/16	252,386

Principal Amount		Value
$150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	$146,808
250,000	ProLogis L.P., Guaranteed Notes, 3.35%, 2/1/21	253,646
250,000	Regions Financial Corp., Senior Unsecured Notes, 2.00%, 5/15/18	249,120
150,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, 3/31/17	151,336
150,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 3.00%, 9/24/15	154,070
100,000	Standard Chartered PLC, Subordinated Notes, 5.70%, 3/26/44 (3)	104,816
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	248,777
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	184,708
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	125,427
100,000	XLIT Ltd., Guaranteed Notes, 5.25%, 12/15/43	109,967
		10,256,235

	INDUSTRIAL (0.4%)
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	262,116
100,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.45%, 3/15/43	99,437
100,000	Lafarge S.A., Senior Unsecured Notes, 6.20%, 7/9/15 (3)	104,750
234,000	Masco Corp., Senior Unsecured Notes, 6.13%, 10/3/16	257,692
150,000	Rock-Tenn Co., Guaranteed Notes, 4.90%, 3/1/22	163,724
100,000	Textron, Inc., Senior Unsecured Notes, 6.20%, 3/15/15	104,079
		991,798

	TECHNOLOGY (0.2%)
100,000	Altera Corp., Senior Unsecured Notes, 1.75%, 5/15/17	101,116
100,000	Oracle Corp., Senior Unsecured Notes, 5.00%, 7/8/19	114,041
100,000	Seagate HDD Cayman, Guaranteed Notes, 4.75%, 1/1/25 (3)	99,250
200,000	Xerox Corp., Senior Unsecured Notes, 2.80%, 5/15/20	199,677
		514,084

	UTILITIES (0.2%)
150,000	Dominion Resources, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	157,526
100,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	112,465

5

June 30, 2014

Principal Amount		Value
$250,000	Florida Power & Light Co., 4.95%, 6/1/35	$282,296
		552,287

	TOTAL CORPORATE BONDS & NOTES (Cost $22,711,292) (9.4%)	23,003,523

FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
500,000	International Bank for Reconstruction & Development, Senior Unsecured Notes, 0.50%, 4/15/16	500,428
250,000	Mexico Government International Bond, Senior Unsecured Notes, 5.13%, 1/15/20 (1)	283,250
150,000	Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	155,625

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $922,889) (0.4%)	939,303

LONG-TERM MUNICIPAL SECURITIES (0.4%)
200,000	City of New York, General Obligation Unlimited, Subser. D2, 2.60%, 8/1/20	201,242
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	320,324
100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	108,415
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	236,830

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $889,450) (0.4%)	866,811

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.3%)
500,000	FHLB, 2.88%, 9/11/20	524,862
500,000	FHLMC, 1.00%, 7/28/17	500,307
500,000	FHLMC, 0.75%, 1/12/18	492,519
800,000	FHLMC, 1.75%, 5/30/19 (1)	803,003
58,613	FHLMC, Series 3538, Class BA, 4.50%, 10/15/27	59,800
267,564	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	264,835
457,237	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	485,048
87,236	FHLMC Gold PC Pool #C03516, 4.00%, 9/1/40	92,542
486,383	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	515,967
723,753	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	783,495

Principal Amount		Value
$107,325	FHLMC Gold PC Pool #G06927, 5.00%, 2/1/37	$119,083
30,218	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	31,101
92,356	FHLMC Gold PC Pool #J03316, 5.00%, 9/1/21	99,211
504,075	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	534,320
290,737	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	308,420
376,800	FHLMC Gold PC Pool #Q05714, 4.00%, 1/1/42	399,718
238,733	FHLMC Gold PC Pool #Q23433, 4.00%, 12/1/43	253,253
500,000	FNMA, 0.38%, 12/21/15	500,544
279,364	FNMA, 4.50%, 4/1/40	302,676
52,894	FNMA, 4.50%, 7/1/40	57,324
229,447	FNMA Pool #745275, 5.00%, 2/1/36	255,218
1,510	FNMA Pool #976734, 5.00%, 3/1/38	1,678
492,369	FNMA Pool #995245, 5.00%, 1/1/39	547,121
254,887	FNMA Pool #AA7720, 4.00%, 8/1/39	270,886
632,300	FNMA Pool #AB1259, 5.00%, 7/1/40	703,395
386,386	FNMA Pool #AB1796, 3.50%, 11/1/40	398,359
261,896	FNMA Pool #AB3218, 3.50%, 7/1/31	273,862
254,465	FNMA Pool #AB5024, 3.00%, 4/1/42	251,678
383,907	FNMA Pool #AB6286, 2.50%, 9/1/27	390,514
503,811	FNMA Pool #AB8144, 5.00%, 4/1/37	560,370
263,301	FNMA Pool #AC8908, 4.50%, 1/1/40	285,406
92,812	FNMA Pool #AH6186, 4.00%, 2/1/41	98,637
215,256	FNMA Pool #AH7205, 4.50%, 3/1/41	233,285
252,759	FNMA Pool #AH8932, 4.50%, 4/1/41	273,969
358,876	FNMA Pool #AJ6932, 3.00%, 11/1/26	373,246
832,281	FNMA Pool #AJ9278, 3.50%, 12/1/41	858,069
165,090	FNMA Pool #AQ0287, 3.00%, 10/1/42	163,282
477,111	FNMA Pool #AQ3960, 3.00%, 8/1/28	496,350
438,272	FNMA Pool #AR0930, 2.50%, 1/1/28	445,778
188,936	FNMA Pool #AS0865, 2.50%, 10/1/28	192,172
474,920	FNMA Pool #AS1529, 3.00%, 1/1/29	493,936
489,230	FNMA Pool #AU7025, 3.00%, 11/1/43	483,872
241,587	FNMA Pool #AU8070, 3.50%, 9/1/43	249,073
267,253	FNMA Pool #MA3894, 4.00%, 9/1/31	287,607
269,705	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	267,197
217,844	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	211,508
200,000	FNMA Pool TBA, 3.50%, 7/1/44	205,875
250,000	FNMA Pool TBA, 4.50%, 7/1/44	270,742
355,728	GNMA II Pool #MA1090, 3.50%, 6/20/43	371,132
224,912	GNMA II Pool #MA1448, 3.50%, 11/20/43	234,651
242,070	GNMA II Pool #MA1520, 3.00%, 12/20/43	244,758
256,319	GNMA Pool #650494, 5.50%, 1/15/36	287,657

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,628,161) (7.3%)	17,809,311

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (2.7%)

	U.S. TREASURY NOTES & BONDS (2.7%)
$350,000	U.S. Treasury Bonds, 5.38%, 2/15/31	$459,539
550,000	U.S. Treasury Bonds, 4.63%, 2/15/40	683,977
200,000	U.S. Treasury Bonds, 3.75%, 8/15/41	217,250
100,000	U.S. Treasury Bonds, 2.88%, 5/15/43	91,375
250,000	U.S. Treasury Bonds, 3.63%, 8/15/43	264,062
300,000	U.S. Treasury Notes, 0.25%, 2/15/15	300,328
100,000	U.S. Treasury Notes, 1.88%, 6/30/15	101,719
100,000	U.S. Treasury Notes, 1.75%, 5/31/16	102,531
200,000	U.S. Treasury Notes, 1.50%, 6/30/16	204,125
600,000	U.S. Treasury Notes, 1.00%, 9/30/16	605,813
200,000	U.S. Treasury Notes, 1.88%, 10/31/17	205,547
350,000	U.S. Treasury Notes, 0.63%, 11/30/17	344,641
100,000	U.S. Treasury Notes, 0.75%, 12/31/17	98,734
1,450,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,448,187
450,000	U.S. Treasury Notes, 1.38%, 12/31/18	448,137
150,000	U.S. Treasury Notes, 1.38%, 1/31/20	146,672
500,000	U.S. Treasury Notes, 1.13%, 3/31/20	480,508
150,000	U.S. Treasury Notes, 2.00%, 7/31/20	150,809
100,000	U.S. Treasury Notes, 2.00%, 2/15/22	98,445
250,000	U.S. Treasury Notes, 2.50%, 8/15/23	251,485

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,840,238) (2.7%)	6,703,884

Shares		Value
SHORT-TERM INVESTMENTS (11.1%)

	MONEY MARKET FUNDS (11.1%)
27,356,415	State Street Institutional Liquid Reserves Fund	27,356,415
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,356,415) (11.1%)	27,356,415
	TOTAL INVESTMENT SECURITIES (100.3%) (Cost $192,034,488)	$246,195,495

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.3%)		(614,501)
NET ASSETS (4) (100%)		$245,580,994
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($245,580,994 ÷ 8,801,377 shares outstanding)		$27.90

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2014, the market value of the securities on loan was $3,713,265.
(2)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
For federal income tax purposes, the aggregate cost was $192,034,488, aggregate gross unrealized appreciation was $55,064,016, aggregate gross unrealized depreciation was $903,009 and the net unrealized appreciation was $54,161,007.

ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

7

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$165,578,744	$-	$-	$165,578,744
Asset-Backed Securities Commercial Mortgage-Backed Securities	- -	455,335 3,482,169	- -	455,335 3,482,169
Corporate Bonds & Notes*	-	23,003,523	-	23,003,523
Foreign Government Obligations	-	939,303	-	939,303
Long-Term Municipal Securities U.S. Government Agency Obligations	- -	866,811 17,809,311	- -	866,811 17,809,311
U.S. Treasury Obligations	-	6,703,884	-	6,703,884
Short-Term Investments	-	27,356,415	-	27,356,415

Total Investments in Securities	$165,578,744	$80,616,751	$-	$246,195,495

*See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended June 30, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended June 30, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2.    Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.     Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 28, 2014